Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non Cancelable Leases

Future minimum payments at December 31, 2012, under non-cancelable operating leases with terms in excess of one year are summarized below:

Operating leases
(In thousands)
2013	$15,990
2014	11,967
2015	9,576
2016	7,450
2017	6,397
Thereafter	9,047

Total minimum lease payments	$60,427